General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Salaries and benefits
Salaries and benefits, excluding PSUs		$ 16,733	$ 13,840
PSUs	[1]	21,520	17,174
Total salaries and benefits		38,253	31,014
Depreciation		1,889	1,903
Donations		5,792	2,946
Professional fees		3,590	2,496
Other		10,742	10,457
General and administrative before equity settled stock based compensation		60,266	48,816
Total equity settled stock based compensation	[2]	5,432	5,691
Total general and administrative		65,698	54,507
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation		2,165	2,474
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation		$ 3,267	$ 3,217

[1]	The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 187% during the year ended December 31, 2020 as compared to 186% during the comparable period of 2019.
[2]	Equity settled stock based compensation is a non-cash expense.